Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
External revenues	$ 1,348	$ 11,176	$ 3,045	$ 36,777
External revenues and other income	2,765	14,615	6,596	42,581
Cost of revenue	(329)	(11,754)	(714)	(19,899)
Research and development expenses	(29,048)	(31,147)	(58,527)	(62,338)
Selling, general and administrative expenses	(8,415)	(9,343)	(17,695)	(18,219)
Other operating income and expenses	951	150	1,016	489
Total operating expenses	(36,842)	(52,096)	(75,920)	(99,968)
Operating income (loss) before tax	(34,077)	(37,481)	(69,324)	(57,387)
Net financial gain (loss)	14,623	(4,129)	15,113	431
Net income (loss) from discontinued operations	(19,454)	(41,610)	(54,211)	(56,956)
Non controlling interests	(506)	(1,691)	(3,352)	(5,169)
Net income (loss) attributable to shareholders of Cellectis	(18,947)	(39,919)	(50,858)	(51,787)
Depreciation and amortization	(5,108)	(3,382)	(10,749)	(7,173)
Additions to tangible and intangible assets	1,178	4,727	2,123	11,327
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	42	13,256	73	18,244
Cost of revenue	0	(11,337)	0	(18,706)
Research and development expenses	(3,419)	(2,810)	(6,297)	(5,836)
Selling, general and administrative expenses	(3,585)	(3,410)	(6,801)	(7,528)
Other operating income and expenses	198	31	242	7
Total operating expenses	(6,806)	(17,526)	(12,856)	(32,063)
Operating income (loss) before tax	(6,764)	(4,270)	(12,783)	(13,818)
Net financial gain (loss)	6,322	(294)	5,900	(584)
Net income (loss) from discontinued operations	(442)	(4,564)	(6,883)	(14,402)
Non controlling interests	506	1,691	3,352	5,169
Net income (loss) attributable to shareholders of Cellectis	64	(2,873)	(3,531)	(9,233)
Depreciation and amortization	(608)	(614)	(1,316)	(1,218)
Additions to tangible and intangible assets	308	39	671	308
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	2,723	1,359	6,523	24,337
Cost of revenue	(329)	(418)	(714)	(1,194)
Research and development expenses	(25,630)	(28,336)	(52,231)	(56,503)
Selling, general and administrative expenses	(4,830)	(5,933)	(10,893)	(10,691)
Other operating income and expenses	753	118	774	482
Total operating expenses	(30,036)	(34,569)	(63,064)	(67,905)
Operating income (loss) before tax	(27,313)	(33,210)	(56,541)	(43,569)
Net financial gain (loss)	8,301	(3,836)	9,213	1,015
Net income (loss) from discontinued operations	(19,012)	(37,046)	(47,328)	(42,554)
Non controlling interests	0	0	0	0
Net income (loss) attributable to shareholders of Cellectis	(19,012)	(37,046)	(47,328)	(42,554)
Depreciation and amortization	(4,500)	(2,768)	(9,434)	(5,954)
Additions to tangible and intangible assets	870	4,688	1,452	11,020
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	1,348	11,176	3,045	36,777
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	42	11,728	73	16,716
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	1,307	(552)	2,972	20,061
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	1,416	3,439	3,551	5,804
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	0	1,528	0	1,528
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	$ 1,416	$ 1,911	$ 3,551	$ 4,276